ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.003	$ 0.003
Preferred Stock, Shares Authorized	1,666,667	1,666,667
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Class A [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	66,666,667	66,666,667
Ordinary shares, shares issued	38,756,289	34,206,939	33,990,680
Ordinary shares, shares outstanding	38,756,289	34,206,939	33,990,680
Common Class C [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	8,333,333	8,333,333
Ordinary shares, shares issued	4,708,415	4,708,415	4,708,415
Ordinary shares, shares outstanding	4,708,415	4,708,415	4,708,415
Parent Company [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.003	$ 0.003
Preferred Stock, Shares Authorized	1,666,667	1,666,667
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Parent Company [Member] | Common Class A [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	66,666,667	66,666,667
Ordinary shares, shares issued	34,206,939	38,756,289
Ordinary shares, shares outstanding	34,206,939	38,756,289
Parent Company [Member] | Common Class C [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	8,333,333	8,333,333
Ordinary shares, shares issued	4,708,415	4,708,415
Ordinary shares, shares outstanding	4,708,415	4,708,415